August 1, 2008






U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD NEW JERSEY TAX-FREE FUNDS (THE TRUST)
     FILE NO.  33-17351
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Commissioners:

Pursuant to Rule 497(c) under the Securities Act of 1933, we hereby file the Prospectus and Statement of Additional Information for the above mentioned Trust dated July 29, 2008.

Sincerely,

The Vanguard Group, Inc.



Nathan M. Will
Associate Counsel
Securities Regulation, Legal Department





Enclosures



cc: Christian Sandoe, Esq.

  U.S. Securities and Exchange Commission